UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006


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ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.

SCHEDULE OF INVESTMENTS MARCH 31, 2006

Shares     Industry & Issue                                         Market Value

           AEROSPACE                          4.7%

   5,000   The Boeing Company                                       $    389,650
   8,000   United Technologies Corporation                          $    463,760

           BROADCASTING, MEDIA & ADVERTISING  6.1%

   6,000   Clear Channel Communications, Inc.                       $    174,060
     750   Live Nation                                              $     14,880
   5,000   Omnicom Corporation                                      $    416,250
  30,000   Time Warner, Inc.                                        $    503,700

           BUSINESS SERVICES                  4.3%

  10,500   Iron Mountain                                            $    427,770
  13,500   Staples, Inc                                             $    344,520

           CHEMICAL PRODUCTS AND RELATED      8.5%

  15,000   Avery Dennison Corporation                               $    877,200
  12,000   Praxair, Inc                                             $    661,800

           COMMUNICATIONS AND RELATED         3.2%

   5,000   Esco Technologies, Inc.                                  $    253,250
  12,000   Corning, Inc                                             $    323,040

           COMPUTER, SOFTWARE AND RELATED     6.8%

  10,000   Cisco Systems, Inc.                                      $    216,700
   8,000   Dell, Inc.                                               $    238,080
  10,000   Intel Corporation                                        $    194,600
   6,000   Intuit, Inc.                                             $    319,140
  10,000   Microsoft, Inc.                                          $    272,100

           CONSUMER PRODUCTS AND RELATED      8.3%

   6,000   Kimberly Clark Corporation                               $    346,800
   7,051   Procter & Gamble                                         $    406,350
  16,000   Wal-Mart Stores, Inc                                     $    755,840

           DIVERSIFIED OPERATIONS             1.5%

  10,000   Tyco International                                       $    268,800

           ENERGY AND RELATED                 9.8%

   8,000   Basic Energy Services                                    $    238,400
   5,000   Fluor Corporation                                        $    429,000
   5,500   Halliburton Company                                      $    401,610
   5,000   Pogo Producing Company                                   $    251,250
  10,000   Weatherford International, Inc.                          $    457,500

           ENVIRONMENTAL SERVICES             6.1%

   7,000   Pentair, Inc                                             $    285,250
  12,000   Waste Connection, Inc.                                   $    477,720
  10,000   Waste Management, Inc                                    $    353,000

           FINANCIAL AND RELATED              3.8%

   8,000   Bank of America Corporation                              $    364,320
   7,000   First Data Corporation                                   $    327,740

           FOOD AND BEVERAGES                 6.4%

  20,000   Pepsico, Inc                                             $  1,155,800

           INTERNET RELATED                   2.3%

   6,000   Amazon.Com, Inc.                                         $    219,180
   6,000   Yahoo, Inc.                                              $    193,560

           LEISURE TIME                       1.9%

   8,000   Royal Caribbean Cruises, Ltd                             $    336,160

           MEDICAL AND RELATED               12.7%

  15,000   Abbott Laboratories                                      $    637,050
   6,000   AMGEN, Inc                                               $    436,500
   4,000   Cooper Companies                                         $    216,120
  20,000   Medtronics, Inc                                          $  1,015,000

           RESTAURANTS                        3.3%

  14,000   Brinker International, Inc.                              $    591,500

           TRANSPORTATION SERVICES            4.1%

   3,500   United Parcel Service, Inc.                              $    277,830
  15,000   UTI Worldwide, Inc.                                      $    474,000

           CASH, SHORT TERM DEBT AND
           RECEIVABLES LESS LIABILITIES       6.3%                  $  1,146,391

           Total Net Assets                 100.0%                  $ 18,153,171

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 13, 2006